UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  X]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Steadfast Capital Mgmt. LLC
Address:  767 Fifth Avenue, 6th  Floor
          New York, NY 10153

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph M. Carney
Title:     CFO
Phone:     212-418-6997
Signature, Place and Date of Signing:

    Joseph M. Carney  February 23, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    31770

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CREDIT ACCEPTANCE CO RP MICH   COMMON STOCK     225310101     7333   455439 SH       SOLE                 455439        0        0
D KEY ENERGY SERVICES INC        COMMON STOCK     492914106    24437  1814186 SH       SOLE                1814186        0        0
S REPORT SUMMARY                 2 DATA RECORDS                31770        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED